Employee Benefit Plans - Fair value of pension plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 670	$ 634	$ 549
Contributions by employer	25	25	$ 36
Expected future contributions by employer	25
Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	670	634
Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	73
Equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	28	22
Equity securities | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	101	22
Debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	246	103
Debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	11	11
Debt securities | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	257	114
Real estate funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	72
Real estate funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	19	90
Real estate funds | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	91	90
Other. | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	7	4
Other. | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	123	117
Other. | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	33	95
Other. | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	163	216
Total | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	7	4
Total | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	514	220
Total | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	91	218
Total | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	612	442
Other Investments | Fair Value Measured at Net Asset Value Per Share [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 58	$ 192